Share-Based Compensation - Schedule of Performance Shares Achievement Percentages (Details)	12 Months Ended
Dec. 31, 2018 Rate
2017 awards [member] | EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage	200.00%
2017 awards [member] | Free cash flow CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage	200.00%
2018 awards [member] | EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage	150.00%
2018 awards [member] | Free cash flow CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Shares achievement percentage	150.00%